UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska  68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

4/30

Date of reporting period: 4/30/13

Item 1.  Reports to Stockholders.

Toews Hedged Emerging Markets Fund

Toews Hedged Growth Allocation Fund

Toews Hedged High Yield Bond Fund

Toews Hedged International Developed Markets Fund

Toews Hedged Large Cap Fund

Toews Hedged Small & Mid Cap Fund

Annual Report

April 30, 2013

Investor Information: 1-877-558-6397

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Funds.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear Shareholders,

Investing in equities and high yield bonds has the potential to generate above-inflation returns for investors.  Yet despite the many reasons for investing in these markets, financial assets remain vulnerable to infrequent but severe losses during bear market cycles.  As a consequence, risk abatement strategies are ideal for investment in financial markets.  The objective of our strategy is to provide investors with access to financial markets while reducing the risk of significant loss.

Our Strategy and Fund Performance

Our dynamic hedging system enters and exits markets based entirely on asset price movements.  When prices are rising, the system is fully invested in equities (or high yield bonds), and we attempt to replicate the target index of the fund.  At every point during a rising market, our system maintains an exit point at some percentage below the market.  As prices rise, the exit level “rolls up” at a rate that correlates roughly to the rate of increase of index prices.

Once our system exits a market, it remains out of that asset class as long as it is declining.  Just as our hedging point slowly increases during rising markets, our point of re-entry adjusts lower as markets move lower.  The longer declines last, the more likely it is that we will re-enter the market at a lower point than we exited.  During severe declines, the re-entry point can be significantly lower than the exit price, creating a lower basis for gains.

Each exit out of the market creates a possible market under-performance event.  If the system implements a full hedge and the market reverses over the short term, the market re-entry point can be higher than the exit level.  This can happen several days or several weeks after a hedge is initiated.  The greater the number of incidences of hedging per year, the more vulnerable the system is to under-performance.

In other words, while our system attempts to reduce the risk of significant loss, there may be a cost to implementing this system which can be realized if the funds under-perform their benchmarks.  Ideal investors for our funds are those for whom loss avoidance is paramount.

During the 12 months ending April 30, 2013, the markets were generally rising, with the S&P 500 higher by 16.9%.  Our funds each saw several short-term exits and re-entries into the markets during the course of the year. As a result of these short-term exits and re-entries, our funds generally under-performed their benchmarks (see table below).

Fund	Net Assets	Fund Performance	Benchmark Return	Benchmark
Toews Hedged Emerging Markets Fund	$7,424,359.70%		3.97% 16.89%	MSCI Emerging Markets NET (USD) S&P 500 TR
Toews Hedged International Developed Markets Fund	$46,869,100	17.62%	19.39%	MSCI EAFE Net (USD)
Toews Hedged High Yield Bond Fund	$83,150,220	9.41%	13.98%	Merrill Lynch High Yield U.S. Corporates, Cash Pay
Toews Hedged Large Cap Fund	$43,057,457	11.34%	16.89%	S&P 500 TR
Toews Hedged Small & Mid Cap Fund	$62,834,604	11.87%	17.69% 18.84%	Russell 2000 Total Return S&P 400 Total Return
Toews Hedged Growth Allocation Fund	$25,816,761	13.70%	16.89%	S&P 500 TR

Our Outlook

Although the economy continues to have many challenges, we remain cautiously optimistic. The crucial advantage of our methodology is its ability to attempt to avoid the bulk of market declines. If this is achieved successfully, it creates an opportunity to buy near market lows and participate in rebounds. As a result, it may be possible to produce positive returns even when the market is losing money or moving sideways.

Secular bear markets, like those that we have participated in over the past 13 years, include not just large drops, but sizable stock market rallies. During the Great Depression, the stock market was in various stages of decline from 1929 through 1942. Despite the decidedly negative bias of the market, the Dow Jones Industrial Average experienced 7 bull markets with returns producing average gains of 54%, lasting on average 7.5 months. Systems that successfully avoid big declines can provide decent returns for investors if they participate in even a portion of these robust market rallies.

For investors who wish to participate in long term, above inflation growth investments, the path to navigate these markets is straightforward but requires constant vigilance: 1) stay committed to equity markets, an asset class that helps protect investors against inflation; and 2) hedge your equity portfolios against losses. Both are pillars on which the Toews system is built.

While data could improve over coming months and stocks could move higher, we feel strongly that adding risk management strategies to portfolios in this environment is prudent and desirable.

We thank you for the confidence you have placed in us.

Warmest Regards,

Phillip R. Toews

Randall D. Schroeder

Co-Portfolio Manager

Co-Portfolio Manager

The S&P 500 Index is an unmanaged composite of 500 large capitalization companies.  This index is widely used by professional investors as a performance benchmark for large-cap stocks.  You cannot invest directly in an index.

1419-NLD-06/19/2013

Toews Hedged Emerging Markets Fund
PERFORMANCE OF A $10,000 INVESTMENT (Unaudited)
Since Inception through April 30, 2013*

Annualized Total Returns as of April 30, 2013
	1 Year	3 Year	Since Inception*
Toews Hedged Emerging Markets Fund	0.70%	-11.57%	-2.82%
S&P 500 Total Return Index	16.89%	12.80%	18.63%
MSCI Emerging Markets Index	3.97%	3.12%	12.79%

* Commencement of operations is May 15, 2009.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.  Total return figures are since April 30, 2011.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expenses, including underlying funds, are 2.15%.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
As of April 30, 2013
			Percent of
			Net Assets
Variable Rate Bonds & Notes			32.6%
Cash and Other Assets Less Liabilities			67.4%
			100.0%

Toews Hedged Growth Allocation Fund
PERFORMANCE OF A $10,000 INVESTMENT (Unaudited)
Since Inception through April 30, 2013*

Annualized Total Returns as of April 30, 2013
	1 Year	Since Inception*
Toews Hedged Growth Allocation Fund	13.70%	2.95%
S&P 500 Total Return Index	16.89%	16.08%

* Commencement of operations is August 2, 2010.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.  Total return figures are since April 30, 2011.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expenses, including underlying funds, are 1.80%.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
As of April 30, 2013
		Percent of
		Net Assets
Mutual Funds - Debt Funds		20.6%
Variable Rate Bonds & Notes		14.4%
Municipal Bonds		12.4%
Exchange Traded Funds - Debt Funds		2.3%
Cash and Other Assets Less Liabilities		50.3%
		100.0%

Toews Hedged High Yield Bond Fund
PERFORMANCE OF A $10,000 INVESTMENT (Unaudited)
Since Inception through April 30, 2013*

Annualized Total Returns as of April 30, 2013
	1 Year	Since Inception*
Toews Hedged High Yield Bond Fund	9.41%	9.06%
BofA Merrill Lynch High Yield Cash Pay Index	13.98%	12.55%

* Commencement of operations is June 4, 2010.

The BofA Merrill Lynch High Yield Cash Pay Index is an unmanaged index used as a general measure of market performance consisting of fixed-rate, coupon-bearing bonds with an outstanding par which is greater than or equal to $50 million, a maturity range greater than or equal to one year and must be less than BBB/Baa3 rated but not in default. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expenses, including underlying funds, are 2.00%.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
As of April 30, 2013
		Percent of
		Net Assets
Mutual Funds - Debt Funds		92.8%
Exchange Traded Funds - Debt Funds		5.5%
Mortgage Note		1.2%
Cash and Other Assets Less Liabilities		0.5%
		100.0%

Toews Hedged International Developed Markets Fund
PERFORMANCE OF A $10,000 INVESTMENT (Unaudited)
Since Inception through April 30, 2013*

Annualized Total Returns as of April 30, 2013
	1 Year	Since Inception*
Toews Hedged International Developed Markets Fund	17.62%	-1.85%
The MSCI EAFE Index	19.39%	12.81%

* Commencement of operations is June 4, 2010.

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Index consists of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expenses, including underlying funds, are 1.63%.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
As of April 30, 2013
	Percent of
	Net Assets
Municipal Bonds	15.8%
Variable Rate Bonds & Notes	7.1%
Cash and Other Assets Less Liabilities	77.1%
	100.0%

Toews Hedged Large Cap Fund
PERFORMANCE OF A $10,000 INVESTMENT (Unaudited)
Since Inception through April 30, 2013*

Annualized Total Returns as of April 30, 2013
	1 Year	Since Inception*
Toews Hedged Large Cap Fund	11.34%	6.31%
S&P 500 Total Return Index	16.89%	17.45%

* Commencement of operations is June 4, 2010.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expenses, including underlying funds, are 1.66%.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
As of April 30, 2013
		Percent of
		Net Assets
Municipal Bonds		24.9%
Variable Rate Bonds & Notes		4.1%
Cash and Other Assets Less Liabilities		71.0%
		100.0%

Toews Hedged Small & Mid Cap Fund
PERFORMANCE OF A $10,000 INVESTMENT (Unaudited)
Since Inception through April 30, 2013*

Annualized Total Returns as of April 30, 2013
	1 Year	Since Inception*
Toews Hedged Small & Mid Cap Fund	11.87%	5.74%
S&P Midcap 400 Total Return Index	18.84%	18.65%
Russell 2000 Total Return Index	17.69%	16.42%

* Commencement of operations is June 4, 2010.

The Russell 2000 Total Return Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000® Index representing approximately 8% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expenses, including underlying funds, are 1.61%.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
As of April 30, 2013
		Percent of
		Net Assets
Municipal Bonds		27.8%
Variable Rate Bonds & Notes		1.9%
Cash and Other Assets Less Liabilities		70.3%
		100.0%

Toews Hedged Emerging Markets Fund
Portfolio of Investments
April 30, 2013

Principal		Market Value

	VARIABLE RATE BONDS & NOTES - 32.6% (b)(c)
	COMMERCIAL SERVICES- 5.1%
$ 375,000	Allen Temple African Methodist Episcopal Church, 0.37%, 7/1/22	$ 375,000

	HEALTHCARE - SERVICES - 21.0%
960,000	Kingston Care Center of Fort Wayne LLC, 0.35%, 7/1/27	960,000
602,000	Spartan Medical Facility LP, 0.37%, 5/1/13	602,000
		1,562,000
	MUNICIPAL - 6.5%
480,000	Milford Hiksville Ohio Junior Township 0.36%, 12/1/37	480,000

	TOTAL VARIABLE RATE BONDS & NOTES (Cost $2,417,000)	2,417,000

	TOTAL INVESTMENTS - 32.6%
	(Cost - $2,417,000)(a)	$ 2,417,000
	CASH AND OTHER ASSETS LESS LIABILITIES - 67.4%	5,007,359
	NET ASSETS - 100.0%	$ 7,424,359

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same.
(b) Variable rate securities. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(c) Securities for which market quotations are not readily available. The aggregate value of such securities is 32.6%
and they have been fair valued under procedures by the Fund's Board of Trustees, see note 2.

See accompanying notes to financial statements.

Toews Hedged Growth Allocation Fund
Portfolio of Investments
April 30, 2013

Shares		Market Value
	MUTUAL FUNDS - 20.6%
	DEBT FUNDS - 20.6%
49,497	American High-Income Trust - Class R-6	$ 574,658
179,657	PIMCO High Yield Fund - Institutional Class	1,766,028
73,993	Principal High Yield Fund - Institutional Class	594,163
54,201	Principal High Yield Fund I - Institutional Class	592,412
101,027	Prudential High Yield Fund, Inc. - Class Z	592,020
57,034	RidgeWorth SEIX High Yield Fund - I Shares	594,295
74,721	SEI Institutional Managed Trust - High Yield Bond Fund - Class A	592,539
	TOTAL MUTUAL FUNDS (Cost - $5,174,700)	5,306,115

	EXCHANGE TRADED FUNDS - 2.3%
	DEBT FUNDS - 2.3%
3,100	iShares iBoxx $ High Yield Corporate Bond Fund	297,135
7,100	SPDR Barclays Capital High Yield Bond ETF	296,425
	TOTAL EXCHANGE TRADED FUNDS (Cost - $585,985)	593,560

Principal	VARIABLE RATE BONDS & NOTES - 14.4% (b)(c)
	COMMERCIAL SERVICES - 7.6%
$ 326,000	Cincinnati Bar Association, 0.40%, 8/1/21	326,000
290,000	Science & Technology Campus Corp., 0.37%, 11/1/20	290,000
1,335,000	St. Ursula Villa of Cincinnati, Inc., 0.37%, 9/1/24	1,335,000
		1,951,000
	DIVERSIFIED FINANCIAL SERVICES - 6.8%
1,086,700	Harlan Development Co. LLC/Scott Pet Products, Inc., 0.32%, 12/1/44	1,086,700
188,000	Kalamazoo Funding Co. LLC, 0.32%, 12/15/26	188,000
155,000	Kalamazoo Funding Co. LLC, 0.32%, 12/15/26	155,000
326,000	Tice Family LLC, 0.37%, 12/1/35	326,000
		1,755,700

	TOTAL VARIABLE RATE BONDS & NOTES (Cost $3,706,700)	3,706,700

	MUNICIPAL BONDS - 12.4% (b)(c)
	ILLINOIS - 3.9%
1,000,000	Will-Kankakee Regional Development Authority, 0.36%, 8/1/36	1,000,000

	KENTUCKY - 1.9%
495,000	County of Boyd KY, 0.36%, 10/1/15	495,000

	MICHIGAN - 4.3%
540,000	Michigan State Strategic Fund, 0.36%, 4/1/31	540,000
565,000	Michigan State Strategic Fund, 0.36%, 12/1/31	565,000
		1,105,000
	OHIO - 2.3%
605,000	Summit County Ohio Port Authority Rev, 0.36%, 2/1/28	605,000

	TOTAL MUNICIPAL BONDS (Cost $3,205,000)	3,205,000

	TOTAL INVESTMENTS - 49.7% (Cost - $12,672,385)(a)	$ 12,811,375
	CASH AND OTHER ASSETS LESS LIABILITIES - 50.3%	13,005,386
	NET ASSETS - 100.0%	$ 25,816,761

See accompanying notes to financial statements.

Toews Hedged Growth Allocation Fund
Portfolio of Investments (Continued)
April 30, 2013

Number of Contracts		Unrealized Appreciation
	FUTURES CONTRACTS
91	MSCI EAFE Index mini, maturing June 2013	$ 323,939
5	Nasdaq 100, maturing June 2013	41,100
43	Russell 2000 Mini, maturing June 2013	87,715
9	S&P 500, maturing June 2013	107,325
34	S&P Midcap 400 E-mini, maturing June 2013	143,380
	TOTAL FUTURES CONTRACTS	$ 703,459
	(Underlying Notional Amount $20,943,200)

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal income tax purposes is $12,695,038 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:		$ 159,115
Unrealized depreciation:		(42,778)
Net unrealized appreciation:		$ 116,337

(b) Variable rate securities. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(c) Securities for which market quotations are not readily available. The aggregate value of such securities is 26.8%
and they have been fair valued under procedures by the Fund's Board of Trustees, see note 2.

See accompanying notes to financial statements.

Toews Hedged High Yield Bond Fund
Portfolio of Investments
April 30, 2013

Shares		Market Value

	MUTUAL FUNDS - 92.8%
	DEBT FUNDS - 92.8%
809,461	American High-Income Trust - Class R-6	$ 9,397,840
2,819,355	PIMCO High Yield Fund - Institutional Class	27,714,257
1,000,149	Principal High Yield Fund - Institutional Class	8,031,193
732,943	Principal High Yield Fund I - Institutional Class	8,011,066
1,365,854	Prudential High Yield Fund, Inc. - Class Z	8,003,907
770,965	RidgeWorth SEIX High Yield Fund - I Shares	8,033,454
1,010,052	SEI Institutional Managed Trust - High Yield Bond Fund - Class A	8,009,716
	TOTAL MUTUAL FUNDS (Cost - $75,425,364)	77,201,433

	EXCHANGE TRADED FUNDS - 5.5%
	DEBT FUNDS - 5.5%
23,000	iShares iBoxx $ High Yield Corporate Bond Fund	2,204,550
56,200	SPDR Barclays Capital High Yield Bond ETF	2,346,350
	TOTAL EXCHANGE TRADED FUNDS (Cost - $4,491,039)	4,550,900

	MORTGAGE NOTE - 1.2% (b)
1,000,000	Aristone Realty Capital, 15.00%, due 4/11/14	1,000,000
	TOTAL MORTGAGE NOTE (Cost - $1,000,000)

	TOTAL INVESTMENTS - 99.5% (Cost - $80,916,403)(a)	$ 82,752,333
	CASH AND OTHER ASSETS LESS LIABILITIES - 0.5%	397,887
	NET ASSETS - 100.0%	$ 83,150,220

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal income tax purposes is $81,206,979 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:		$ 1,985,481
Unrealized depreciation:		(440,127)
Net unrealized appreciation:		$ 1,545,354

(b) Securities for which market quotations are not readily available. The aggregate value of such securities is 1.2%
and they have been fair valued under procedures by the Fund's Board of Trustees, see note 2.

See accompanying notes to financial statements.

Toews Hedged International Developed Markets Fund
Portfolio of Investments
April 30, 2013

Principal		Market Value

	VARIABLE RATE BONDS & NOTES - 7.1% (b)(c)
	BUILDING MATERIALS - 1.6%
$ 730,000	Schulte Corp., 0.32%, 9/1/24	$ 730,000

	COMMERCIAL SERVICES- 0.2%
110,000	Light of the World Christian Church, Inc., 0.37%, 7/1/22	110,000

	DIVERSIFIED FINANCIAL SERVICES - 3.4%
155,000	Garfield Incestment Group LLC, 0.37%, 7/1/28	155,000
460,000	Michigan Equity Group LLC, 0.32%, 4/1/34	460,000
902,000	RDV Finance LLC, 0.32%, 3/1/40	902,000
25,000	Reynolds Road Fitness Center, Inc., 0.37%, 1/1/19	25,000
		1,542,000
	FOOD - 0.8%
398,000	Forward Corp., 0.32%, 12/1/30	398,000

	MACHINERY - DIVERSIFIED - 1.1%
535,000	O.E. Meyer Co., 0.37%, 12/1/13	535,000

	TOTAL VARIABLE RATE BONDS & NOTES (Cost $3,315,000)	3,315,000

	MUNICIPAL BONDS - 15.8% (b)(c)
	GEORGIA - 1.9%
900,000	DeKalb County Development Authority, 0.32%, 11/1/22	900,000

	ILLINOIS - 1.9%
900,000	Oak Forest, 0.32%, 7/1/24	900,000

	KENTUCKY - 0.9%
435,000	Georgetown KentuckY INDL Building Revenue, 0.32%, 11/15/29	435,000

	MICHIGAN - 2.5%
900,000	Genesee Country Economic Development Corp/MI, 0.32%, 4/1/30	900,000
250,000	Michigan Higher Education Facilities Authority, 0.32%, 1/1/36	250,000
		1,150,000
	OHIO - 8.6%
830,000	Akron Ohio Metro HSG Authority, 0.32%, 4/1/18	830,000
1,385,000	County of Franklin OH, 0.33%, 7/1/30	1,385,000
1,790,000	Parma Ohio Economic, 0.36%, 2/1/31	1,790,000
		4,005,000

	TOTAL MUNICIPAL BONDS (Cost $7,390,000)	7,390,000

	TOTAL INVESTMENTS - 22.9%
	(Cost - $10,705,000)(a)	$ 10,705,000
	CASH AND OTHER ASSETS LESS LIABILITIES - 77.1%	36,164,100
	NET ASSETS - 100.0%	$ 46,869,100

See accompanying notes to financial statements.

Toews Hedged International Developed Markets Fund
Portfolio of Investments (Continued)
April 30, 2013

Number of Contracts		Unrealized Appreciation
FUTURES CONTRACTS
551	MSCI EAFE Index mini, maturing June 2013	$ 1,946,325
(Underlying Notional Amount $47,959,040)

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same.
(b) Variable rate securities. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(c) Securities for which market quotations are not readily available. The aggregate value of such securities is 22.9%
and they have been fair valued under procedures by the Fund's Board of Trustees, see note 2.

See accompanying notes to financial statements.

Toews Hedged Large Cap Fund
Portfolio of Investments
April 30, 2013

Principal		Market Value
	VARIABLE RATE BONDS & NOTES - 4.1% (b)(c)
	COMMERCIAL SERVICES- 0.9%
$ 370,000	Light of the World Christian Church, Inc., 0.37%, 7/1/22	$ 370,000

	DIVERSIFIED FINANCIAL SERVICES - 0.6%
100,000	Four Flags Properties, Inc., 0.37%, 10/1/28	100,000
140,000	Tile Shop of Michigan LLC, 0.37%, 4/1/28	140,000
		240,000
	FOREST PRODUCTS & PAPER - 1.4%
600,000	Envelope Printery, Inc., 0.37%, 3/1/27	600,000

	HEALTHCARE - SERVICES - 0.6%
180,000	MHRC LLC, 0.37%, 4/1/34	180,000
85,000	New Lexington Clinic PSC, 0.37%, 12/1/27	85,000
		265,000
	REAL ESTATE - 0.6%
275,000	L3 Corp., 0.37%, 11/1/17	275,000

	TOTAL VARIABLE RATE BONDS & NOTES (Cost 1,750,000)	1,750,000

	MUNICIPAL BONDS- 24.9% (b)(c)
	CALIFORNIA - 5.1%
2,200,000	California Statewide Communities Development Authority, 0.70%, 6/1/13	2,200,000

	FLORIDA - 0.7%
310,000	Collier County Florida Educational Rev, 0.32%, 4/1/28	310,000

	ILLINOIS - 12.3%
4,700,000	City of Oak Forest IL, 0.31%, 7/1/24	4,700,000
590,000	Will County, IL St. Francis, 0.32%, 12/1/37	590,000
		5,290,000
	KENTUCKY - 0.9%
400,000	County of Greenup KY, 0.40%, 12/1/18	400,000

	MICHIGAN - 3.0%
400,000	Fremont Michigan Hospital Authority Revenue, 0.32%, 11/1/27	400,000
900,000	Jackson County Economic Development Corp., 0.31%, 12/1/14	900,000
		1,300,000
	OHIO - 2.9%
270,000	County of Franklin OH, 0.40%, 4/1/22	270,000
430,000	Highland County Joint Township Hospital District, 0.40%, 8/1/24	430,000
530,000	Sharonville OH Indl Development Revenue, 0.32%, 9/1/14	530,000
		1,230,000

	TOTAL MUNICIPAL BONDS (Cost $10,730,000)	10,730,000

	TOTAL INVESTMENTS - 29.0%
	(Cost - $12,480,000)(a)	$ 12,480,000
	CASH AND OTHER ASSETS LESS LIABILITIES - 71.0%	30,577,457
	NET ASSETS - 100.0%	$ 43,057,457

See accompanying notes to financial statements.

Toews Hedged Large Cap Fund
Portfolio of Investments (Continued)
April 30, 2013

Number of Contracts		Unrealized Appreciation
FUTURES CONTRACTS
46	NASDAQ 100 maturing June 2013	$ 381,680
77	S&P 500 maturing June 2013	916,225
	TOTAL FUTURES CONTRACTS	$ 1,297,905
(Underlying Notional Amount $43,897,850)

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same.
(b) Variable rate securities. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(c) Securities for which market quotations are not readily available.  The aggregate value of such securities is 29.0% and they have been fair valued under procedures by the Fund's Board of Trustees, see note 2.

See accompanying notes to financial statements.

Toews Hedged Small & Mid Cap Fund
Portfolio of Investments
April 30, 2013

Principal		Market Value

	VARIABLE RATE BONDS & NOTES - 1.9% (b)(c)
	DIVERSIFIED FINANCIAL SERVICES - 1.9%
$ 700,000	Fornell Associated LLC, 0.37%, 7/1/23	$ 700,000
500,000	Willow Interest LLC, 0.37%, 4/1/25	500,000
	TOTAL VARIABLE RATE BONDS & NOTES (Cost $1,200,000)	1,200,000

	MUNICIPAL BONDS - 27.8% (b)(c)
	ILLINOIS - 2.4%
510,000	Illinois Finance Authority, 0.34%, 9/1/17	510,000
1,000,000	Orlando Park II Indl Dev, 0.32%, 4/1/31	1,000,000
		1,510,000
	INDIANA - 0.9%
550,000	Kendallville Indiana Economic Rev. 0.38%, 3/1/26	550,000

	KENTUCKY - 0.5%
300,000	Lexington Fayette KY Urban County, 0.32%, 12/1/31	300,000

	MICHIGAN - 4.0%
1,000,000	Michigan State Hospital Finanice Authority, 0.32%, 2/1/22	1,000,000
100,000	Michigan Strategic Fund, 0.29%, 10/1/25	100,000
1,400,000	Michigan Strategic Fund, 0.36%, 3/1/37	1,400,000
		2,500,000
	OHIO - 11.3%
582,000	City of Hamilton OH, 0.36%, 9/1/25	582,000
4,145,000	City of Hamilton OH, 0.28%, 12/1/26	4,145,000
895,000	City of Hamilton OH, 0.36%, 11/1/23	895,000
615,000	City of Hamilton OH, 0.36%, 4/1/20	615,000
120,000	Highland County Ohio, 0.36%, 8/1/24	120,000
800,000	Mercer County Ohio Healthcare Rev, 0.36%, 4/1/23	800,000
		7,157,000
	SOUTH CAROLINA - 8.7%
5,440,000	South Carolina Jobs-Economic Development Authority, 0.28%, 2/1/28	5,440,000

	TOTAL MUNICIPAL BONDS (Cost $17,457,000)	17,457,000

	TOTAL INVESTMENTS - 29.7%
	(Cost - $18,657,000)(a)	$ 18,657,000
	CASH AND OTHER ASSETS LESS LIABILITIES - 70.3%	44,177,604
	NET ASSETS - 100.0%	$ 62,834,604

Number of Contracts		Unrealized Appreciation
	FUTURES CONTRACTS
279	S&P Midcap 400 E-Mini maturing June 2013	$ 1,198,620
339	Russell Mini maturing June 2013	681,705
	TOTAL FUTURES CONTRACTS	$ 1,880,325
	(Underlying Notional Amount $64,338,720)

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same.
(b) Variable rate securities. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(c) Securities for which market quotations are not readily available.  The aggregate value of such securities is 29.7% and they have been fair valued under procedures by the Fund's Board of Trustees, see note 2.

See accompanying notes to financial statements.

Toews Funds
Statements of Assets and Liabilities
April 30, 2013

				Toews Hedged
	Toews Hedged	Toews Hedged	Toews Hedged	International	Toews Hedged	Toews Hedged
	Emerging Markets	Growth Allocation	High Yield Bond	Developed Markets	Large Cap	Small & Mid Cap
	Fund	Fund	Fund	Fund	Fund	Fund

ASSETS:
Investments, at cost	$ 2,417,000	$ 12,672,385	$ 80,916,403	$ 10,705,000	$ 12,480,000	$ 18,657,000
Investments, at value	$ 2,417,000	$ 12,811,375	$ 82,752,333	$ 10,705,000	$ 12,480,000	$ 18,657,000
Cash	4,413,067	8,965,534	240,597	27,907,300	23,922,745	33,135,211
Receivable for securities sold	-	-	66,765	-	-	-
Deposit with broker	647,713	3,341,176	-	6,234,607	5,314,526	9,061,866
Variation margin receivable	-	703,459	-	1,946,325	1,297,905	1,880,325
Dividends and interest receivable	656	25,128	326,904	2,694	3,016	4,177
Receivable for fund shares sold	12,930	18,314	307,184	152,995	104,840	210,541
Prepaid expenses and other assets	10,862	7,511	15,859	15,646	15,528	13,426
Total Assets	7,502,228	25,872,497	83,709,642	46,964,567	43,138,560	62,962,546

LIABILITIES:
Distributions payable	-	-	40,372	-	-	-
Accrued advisory fees	3,072	26,396	55,609	34,554	22,877	53,165
Payable for securities purchased	-	-	365,300	-	-	-
Payable for fund shares redeemed	49,608	-	61,397	29,700	27,090	40,423
Payable to affiliates	2,159	5,073	14,315	7,868	7,723	11,461
Accrued expenses and other liabilities	23,030	24,267	22,429	23,345	23,413	22,893
Total Liabilities	77,869	55,736	559,422	95,467	81,103	127,942

Net Assets	$ 7,424,359	$ 25,816,761	$ 83,150,220	$ 46,869,100	$ 43,057,457	$ 62,834,604

NET ASSETS CONSIST OF:
Paid in capital	$ 15,331,255	$ 27,387,818	$ 79,510,888	$ 49,210,783	$ 40,392,533	$ 60,828,363
Undistributed net investment income (loss)	(35,964)	56,446	-	(161,212)	-	-
Accumulated net realized gain (loss) on
investments and futures contracts	(7,870,932)	(2,469,952)	1,803,402	(4,126,796)	1,367,019	125,916
Net unrealized appreciation on
investments and futures contracts	-	842,449	1,835,930	1,946,325	1,297,905	1,880,325
Net Assets	$ 7,424,359	$ 25,816,761	$ 83,150,220	$ 46,869,100	$ 43,057,457	$ 62,834,604

Shares of beneficial interest outstanding	1,029,810	2,673,682	7,522,162	5,159,953	3,914,563	5,902,669
Net Asset Value, offering price and
redemption price per share	$ 7.21	$ 9.66	$ 11.05	$ 9.08	$ 11.00	$ 10.65

See accompanying notes to financial statements.

Toews Funds
Statements of Operations
For the Year Ended April 30, 2013

				Toews Hedged
	Toews Hedged	Toews Hedged	Toews Hedged	International	Toews Hedged	Toews Hedged
	Emerging Markets	Growth Allocation	High Yield Bond	Developed Markets	Large Cap	Small & Mid Cap
	Fund	Fund	Fund	Fund	Fund	Fund

Investment Income:
Interest income	$ 8,986	$ 22,657	$ 4,149	$ 36,149	$ 35,876	$ 48,755
Dividend income	-	311,509	4,019,637	-	-	-
Total Investment Income	8,986	334,166	4,023,786	36,149	35,876	48,755

Operating Expenses:
Investment Advisory Fees	103,139	221,539	636,585	378,123	364,521	528,491
Administration fees	10,252	22,775	63,046	43,152	40,280	57,279
Registration fees	22,021	26,094	18,601	18,003	17,949	18,349
Fund Accounting fees	756	11,255	42,618	22,348	23,530	35,547
Professional fees	19,002	19,541	22,381	22,878	25,603	20,082
Transfer Agent fees	7,120	13,356	42,255	24,061	24,489	32,695
Non 12b-1 Shareholder Servicing fees	9,599	17,034	54,453	59,591	40,676	61,028
Printing expenses	240	4,603	11,966	8,737	9,772	10,402
Compliance officer fees	1,247	5,898	11,256	6,434	7,537	9,673
Trustees' fees	9,214	7,409	7,085	7,581	8,272	6,461
Insurance expenses	2,017	3,650	2,439	1,264	1,425	4,096
Miscellaneous expenses	-	1,363	3,411	3,070	3,010	2,402
Total Operating Expenses	184,607	354,517	916,096	595,242	567,064	786,505
Less: Expenses waived and / or
reimbursed by Adviser	(60,926)	(77,584)	(119,574)	(122,553)	(111,270)	(125,775)
Net Operating Expenses	123,681	276,933	796,522	472,689	455,794	660,730

Net Investment Income (Loss)	(114,695)	57,233	3,227,264	(436,540)	(419,918)	(611,975)

Realized and Unrealized
Gain (Loss) on Investments:
Net realized gain on:
Investments	-	291,127	2,751,937	-	-	-
Futures Contracts	186,165	1,936,657	-	5,132,124	3,569,275	5,146,112
Distributions of Capital Gains from Investments
in Underlying Investment Companies	-	19,661	251,237	-		-
Net change in unrealized appreciation
(depreciation) on:
Investments	-	(32,227)	394,210	-	-	-
Futures Contracts	-	699,828	-	1,943,351	1,161,147	1,999,175
Net Realized and Unrealized
Gain (Loss) on Investments	186,165	2,915,046	3,397,384	7,075,475	4,730,422	7,145,287

Net Increase in
Net Assets Resulting
From Operations	$ 71,470	$ 2,972,279	$ 6,624,648	$ 6,638,935	$ 4,310,504	$ 6,533,312

See accompanying notes to financial statements.

Toews Funds
Statements of Changes in Net Assets

	Toews Hedged Emerging Markets		Toews Hedged Growth Allocation		Toews Hedged High Yield Bond
	Fund		Fund		Fund

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2013	April 30, 2012	April 30, 2013	April 30, 2012	April 30, 2013	April 30, 2012

Operations:
Net investment income (loss)	$ (114,695)	$ (254,163)	$ 57,233	$ 10,484	$ 3,227,264	$ 1,673,664
Net realized gain (loss) on investments
and futures contracts	186,165	(5,766,712)	2,227,784	(3,551,836)	2,751,937	(719,714)
Distributions of capital gains from investments
in underlying investment companies	-	-	19,661	34,584	251,237	244,065
Net change in unrealized appreciation
(depreciation) on investments
and futures contracts	-	(2,290,385)	667,601	(1,178,019)	394,210	902,943
Net increase (decrease) in net assets
resulting from operations	71,470	(8,311,260)	2,972,279	(4,684,787)	6,624,648	2,100,958

Distributions to Shareholders:
From net realized gains	-	(1,330,864)	-	(2,559,712)	(556,373)	(511,011)
Net Investment Income	-	(125,709)	(10,436)	(36,351)	(3,392,227)	(1,663,904)
Total Dividends and Distributions
to Shareholders	-	(1,456,573)	(10,436)	(2,596,063)	(3,948,600)	(2,174,915)

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold	2,052,810	3,315,411	7,236,193	22,243,206	47,641,081	28,563,347
Reinvestment of dividends and distributions	-	1,402,522	9,746	2,120,633	3,580,604	2,030,152
Cost of shares redeemed	(3,406,672)	(25,002,867)	(5,277,902)	(34,578,046)	(18,029,162)	(12,963,558)
Net increase (decrease) in net assets from
share transactions of beneficial interest	(1,353,862)	(20,284,934)	1,968,037	(10,214,207)	33,192,523	17,629,941

Total Increase (Decrease) in Net Assets	(1,282,392)	(30,052,767)	4,929,880	(17,495,057)	35,868,571	17,555,984

Net Assets:
Beginning of year	8,706,751	38,759,518	20,886,881	38,381,938	47,281,649	29,725,665
End of year*	$ 7,424,359	$ 8,706,751	$ 25,816,761	$ 20,886,881	$ 83,150,220	$ 47,281,649
* Includes undistributed net investment
income (loss) at end of year	$ (35,964)	$ (43,649)	$ 56,446	$ 9,649	$ -	$ 9,013

Share Activity:
Shares Sold	278,947	339,255	815,019	2,285,724	4,390,301	2,726,845
Shares Reinvested	-	203,855	1,106	267,756	330,617	194,530
Shares Redeemed	(465,386)	(2,532,577)	(598,541)	(3,638,704)	(1,659,364)	(1,240,939)
Net increases (decrease) in shares of
beneficial interest outstanding	(186,439)	(1,989,467)	217,584	(1,085,224)	3,061,554	1,680,436

See accompanying notes to financial statements.

Toews Funds
Statements of Changes in Net Assets (Continued)

	Toews Hedged International		Toews Hedged Large Cap		Toews Hedged Small & Mid Cap
	Developed Markets Fund		Fund		Fund

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2013	April 30, 2012	April 30, 2013	April 30, 2012	April 30, 2013	April 30, 2012

Operations:
Net investment loss	$ (436,540)	$ (381,593)	$ (419,918)	$ (349,483)	$ (611,975)	$ (512,189)
Net realized gain (loss) on investments
and futures contracts	5,132,124	(7,704,140)	3,569,275	(1,037,410)	5,146,112	(3,328,480)
Net change in unrealized appreciation
(depreciation) on investments
and futures contracts	1,943,351	(1,551,806)	1,161,147	(483,742)	1,999,175	(1,012,010)
Net increase (decrease) in net assets
resulting from operations	6,638,935	(9,637,539)	4,310,504	(1,870,635)	6,533,312	(4,852,679)

Distributions to Shareholders:
From net realized gains	-	(1,057,533)	-	(1,222,501)	-	(2,832,977)
Net Investment Income	-	-	-	-	-	-
Total Dividends and Distributions
to Shareholders	-	(1,057,533)	-	(1,222,501)	-	(2,832,977)

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold	17,803,144	26,971,299	15,091,186	22,121,365	22,874,957	33,788,103
Reinvestment of dividends and distributions	-	1,052,211	-	1,212,687	-	2,824,867
Cost of shares redeemed	(9,498,896)	(11,720,766)	(9,091,652)	(11,491,299)	(14,572,658)	(15,837,485)
Net increase in net assets from
share transactions of beneficial interest	8,304,248	16,302,744	5,999,534	11,842,753	8,302,299	20,775,485

Total Increase in Net Assets	14,943,183	5,607,672	10,310,038	8,749,617	14,835,611	13,089,829

Net Assets:
Beginning of year	31,925,917	26,318,245	32,747,419	23,997,802	47,998,993	34,909,164
End of year*	$ 46,869,100	$ 31,925,917	$ 43,057,457	$ 32,747,419	$ 62,834,604	$ 47,998,993
* Includes undistributed net investment
loss at end of year	$ (161,212)	$ (127,177)	$ -	$ (124,428)	$ -	$ (186,581)

Share Activity:
Shares Sold	2,202,190	2,901,212	1,503,482	2,228,555	2,376,422	3,386,911
Shares Reinvested	-	136,828	-	138,435	-	327,711
Shares Redeemed	(1,176,838)	(1,344,776)	(904,689)	(1,201,685)	(1,516,944)	(1,645,826)
Net increase in shares of
beneficial interest outstanding	1,025,352	1,693,264	598,793	1,165,305	859,478	2,068,796

See accompanying notes to financial statements.

Toews Hedged Emerging Markets Fund
Financial Highlights

Selected data based on a share outstanding throughout each period

	For the Year	For the Year	For the Year	For the Period
	ended	ended	ended	ended
	April 30, 2013	April 30, 2012	April 30, 2011	April 30, 2010*

Net asset value, beginning of period	$ 7.16	$ 12.09	$ 12.85	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (loss) (a)	(0.10)	(0.13)	0.02	(0.01)
Net realized and unrealized gain (loss) on investments	0.15	(3.74)	0.05	2.92
Total from investment operations	0.05	(3.87)	0.07	2.91

LESS DISTRIBUTIONS:
From net investment income	-	(0.09)	-	(0.06)
From net realized gains on investments	-	(0.97)	(0.83)	-
Total distributions	-	(1.06)	(0.83)	(0.06)

Net asset value, end of period	$ 7.21	$ 7.16	$ 12.09	$ 12.85

Total return (b)	0.70%	(31.65)%	0.47%	29.12%	(f)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 7,424	$ 8,707	$ 38,760	$ 69,277
Ratios to average net assets
Expenses, net of reimbursement (c)	1.50%	1.50%	1.50%	1.50%	(d)
Expenses, before reimbursement (c)	2.24%	2.06%	1.76%	1.78%	(d)
Net investment income (loss), net of reimbursement (c) (e)	(1.39)%	(1.41)%	0.20%	(0.07)%	(d)
Net investment income (loss), before reimbursement (c) (e)	(2.13)%	(1.98)%	(0.06)%	(0.35)%	(d)
Portfolio turnover rate	114%	107%	419%	206%	(f)

*The Fund commenced operations on May 15, 2009.
(a) Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any.  Had the Manager not absorbed a portion of the expenses, total returns would have been lower.

(c) Does not include expenses of the investment companies in which the Fund invests.
(d) Annualized for periods of less than one year.
(e) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Not annualized.

See accompanying notes to financial statements.

Toews Hedged Growth Allocation Fund
Financial Highlights

Selected data based on a share outstanding throughout each period

	For the Year		For the Year		For the Period
	ended		ended		ended
	April 30, 2013		April 30, 2012		April 30, 2011*

Net asset value, beginning of period	$ 8.50		$ 10.84		$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (a)	0.03		0.00	**	0.10
Net realized and unrealized gain (loss) on investments	1.13		(1.45)		0.81
Total from investment operations	1.16		(1.45)		0.91

LESS DISTRIBUTIONS:
From net investment income	(0.00)	**	(0.01)		(0.07)
From net realized gains on investments	-		(0.88)		-
Total distributions	(0.00)		(0.89)		(0.07)

Net asset value, end of period	$ 9.66		$ 8.50		$ 10.84

Total return (b)	13.70%		(12.75)%		9.17%	(f)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 25,817		$ 20,887		$ 38,382
Ratios to average net assets
Expenses, net of reimbursement (d)	1.25%		1.25%		1.25%	(c)
Expenses, before reimbursement (d)	1.60%		1.65%		1.62%	(c)
Net investment income (loss), net of reimbursement (e)	0.35%		(0.04)%		1.32%	(c)
Net investment income (loss), before reimbursement (e)	0.00%		(0.37)%		0.95%	(c)
Portfolio turnover rate	147%		388%		246%	(f)

* The Fund commenced operations on August 2, 2010.
** Per share amount represents less than $0.01 per share.
(a) Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any.  Had the Manager not absorbed a portion of the expenses, total returns would have been lower.

(c) Annualized for periods of less than one year.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Not annualized.

See accompanying notes to financial statements.

Toews Hedged High Yield Bond Fund
Financial Highlights

Selected data based on a share outstanding throughout each period

	For the Year	For the Year	For the Period
	ended	ended	ended
	April 30, 2013	April 30, 2012	April 30, 2011*

Net asset value, beginning of period	$ 10.60	$ 10.69	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (a)	0.59	0.44	0.56
Net realized and unrealized gain on investments	0.50	0.01	0.68
Total from investment operations	1.09	0.45	1.24

LESS DISTRIBUTIONS:
From net investment income	(0.55)	(0.41)	(0.54)
From net realized gains on investments	(0.09)	(0.13)	(0.01)
Total distributions	(0.64)	(0.54)	(0.55)

Net asset value, end of period	$ 11.05	$ 10.60	$ 10.69

Total return (b)	9.41%	4.41%	12.61%	(f)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 83,150	$ 47,282	$ 29,726
Ratios to average net assets
Expenses, net of reimbursement (d)	1.25%	1.25%	1.25%	(c)
Expenses, before reimbursement (d)	1.44%	1.52%	1.75%	(c)
Net investment income, net of reimbursement (e)	5.07%	4.21%	6.02%	(c)
Net investment income, before reimbursement (e)	4.88%	3.94%	5.52%	(c)
Portfolio turnover rate	232%	422%	178%	(f)

*The Fund commenced operations on June 4, 2010.
(a) Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any.  Had the Manager not absorbed a portion of the expenses, total returns would have been lower.

(c) Annualized for periods of less than one year.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Not annualized.

See accompanying notes to financial statements.

Toews Hedged International Developed Markets Fund
Financial Highlights

Selected data based on a share outstanding throughout each period

	For the Year	For the Year	For the Period
	ended	ended	ended
	April 30, 2013	April 30, 2012	April 30, 2011*

Net asset value, beginning of period	$ 7.72	$ 10.78	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment loss (a)	(0.09)	(0.10)	0.00	**
Net realized and unrealized gain (loss) on investments	1.45	(2.69)	0.87
Total from investment operations	1.36	(2.79)	0.87

LESS DISTRIBUTIONS:
From net investment income	-	-	(0.06)
From net realized gains on investments	-	(0.27)	(0.03)
Total distributions	-	(0.27)	(0.09)

Net asset value, end of period	$ 9.08	$ 7.72	$ 10.78

Total return (b)	17.62%	(25.88)%	8.67%	(f)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 46,869	$ 31,926	$ 26,318
Ratios to average net assets
Expenses, net of reimbursement (d)	1.25%	1.25%	1.25%	(c)
Expenses, before reimbursement (d)	1.57%	1.54%	1.84%	(c)
Net investment loss, net of reimbursement (e)	(1.15)%	(1.18)%	(0.02)%	(c)
Net investment loss, before reimbursement(e)	(1.48)%	(1.47)%	(0.61)%	(c)
Portfolio turnover rate	140%	44%	529%	(f)

*The Fund commenced operations on June 4, 2010.
**Per share amount represents less than $0.01 per share.
(a) Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any.  Had the Manager not absorbed a portion of the expenses, total returns would have been lower.

(c) Annualized for periods of less than one year.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e) Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Not annualized.

See accompanying notes to financial statements.

Toews Hedged Large Cap Fund
Financial Highlights

Selected data based on a share outstanding throughout each period

	For the Year	For the Year	For the Period
	ended	ended	ended
	April 30, 2013	April 30, 2012	April 30, 2011*

Net asset value, beginning of period	$ 9.88	$ 11.16	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment loss (a)	(0.12)	(0.12)	(0.11)
Net realized and unrealized gain (loss) on investments	1.24	(0.78)	1.72
Total from investment operations	1.12	(0.90)	1.61

LESS DISTRIBUTIONS:
From net investment income	-	-	-
From net realized gains on investments	-	(0.38)	(0.45)
Total distributions	-	(0.38)	(0.45)

Net asset value, end of period	$ 11.00	$ 9.88	$ 11.16

Total return (b)	11.34%	(7.67)%	16.21%	(f)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 43,057	$ 32,747	$ 23,998
Ratios to average net assets
Expenses, net of reimbursement (d)	1.25%	1.25%	1.25%	(c)
Expenses, before reimbursement(d)	1.56%	1.57%	1.85%	(c)
Net investment loss, net of reimbursement (e)	(1.15)%	(1.18)%	(1.15)%	(c)
Net investment loss, before reimbursement (e)	(1.46)%	(1.50)%	(1.76)%	(c)
Portfolio turnover rate	84%	51%	0%	(f)

*The Fund commenced operations on June 4, 2010.
(a) Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any.  Had the Manager not absorbed a portion of the expenses, total returns would have been lower.

(c) Annualized for periods of less than one year.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e) Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Not annualized.

See accompanying notes to financial statements.

Toews Hedged Small & Mid Cap Fund
Financial Highlights

Selected data based on a share outstanding throughout each period

	For the Year	For the Year	For the Period
	ended	ended	ended
	April 30, 2013	April 30, 2012	April 30, 2011*

Net asset value, beginning of period	$ 9.52	$ 11.74	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment loss (a)	(0.11)	(0.12)	(0.11)
Net realized and unrealized gain (loss) on investments	1.24	(1.50)	2.22
Total from investment operations	1.13	(1.62)	2.11

LESS DISTRIBUTIONS:
From net investment income	-	-	-
From net realized gains on investments	-	(0.60)	(0.37)
Total distributions	-	(0.60)	(0.37)

Net asset value, end of period	$ 10.65	$ 9.52	$ 11.74

Total return (b)	11.87%	(13.30)%	21.26%	(f)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 62,835	$ 47,999	$ 34,909
Ratios to average net assets
Expenses, net of reimbursement (d)	1.25%	1.25%	1.25%	(c)
Expenses, before reimbursement(d)	1.49%	1.52%	1.71%	(c)
Net investment loss, net of reimbursement (e)	(1.16)%	(1.19)%	(1.16)%	(c)
Net investment loss, before reimbursement (e)	(1.40)%	(1.46)%	(1.62)%	(c)
Portfolio turnover rate	89%	65%	0%	(f)

*The Fund commenced operations on June 4, 2010.
(a) Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any.  Had the Manager not absorbed a portion of the expenses, total returns would have been lower.

(c) Annualized for periods of less than one year.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e) Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Not annualized.

See accompanying notes to financial statements.

Toews Funds

Notes to Financial Statements

April 30, 2013

NOTE 1. ORGANIZATION

The Toews Funds (each a “Fund”, collectively the “Funds”) are series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005.  The Funds are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company.  The Funds are the Toews Hedged Emerging Markets Fund (the “Emerging Markets Fund”), Toews Hedged Growth Allocation Fund (the “Growth Allocation Fund”), Toews Hedged High Yield Bond Fund (the “High Yield Bond Fund”), Toews Hedged International Developed Markets Fund (the “International Developed Markets Fund”), Toews Hedged Large Cap Fund (the “Large Cap Fund”) and Toews Hedged Small & Mid Cap Fund (the “Small & Mid Cap Fund”.  The primary investment objective of each Fund is as follows:

Fund

Primary Objective

Emerging Markets Fund

Growth

Growth Allocation Fund

Growth

High Yield Bond Fund

Income

International Developed Markets Fund

Growth

Large Cap Fund

Growth

Small & Mid Cap Fund

Growth

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.  Actual results could differ from those estimates.

Security Valuation - The Funds securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior

Toews Funds

Notes to Financial Statements (Continued)

April 30, 2013

to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an active market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Please refer to the Funds’ prospectus for a full listing of risks associated with these investments.  The following tables summarize the inputs used as of April 30, 2013 for the Funds’ assets measured at fair value:

Toews Funds

Notes to Financial Statements (Continued)

April 30, 2013

Emerging Markets Fund

Assets	Level 1	Level 2	Level 3	Total
Variable Rate Bonds & Notes*	$ -	$ 2,417,000	$ -	$ 2,417,000
Total	$ -	$ 2,417,000	$ -	$ 2,417,000

Growth Allocation Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds*	$ 593,560	$ -	$ -	$ 593,560
Mutual Funds*	5,306,115	-	-	5,306,115
Variable Rate Bonds & Notes*	-	3,706,700	-	3,706,700
Municipal Bonds*	-	3,205,000	-	3,205,000
Futures Contracts**	703,459	-	-	703,459
Total	$ 6,603,134	$ 6,911,700	$ -	$ 13,514,834

High Yield Bond Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds*	$ 77,201,433	$ -	$ -	$ 77,201,433
Exchange Traded Funds*	4,550,900	-	-	4,550,900
Mortgage Note	-	-	1,000,000	1,000,000
Total	$ 81,752,333	$ -	$ 1,000,000	$ 82,752,333

International Developed Markets Fund

Assets	Level 1	Level 2	Level 3	Total
Variable Rate Bonds & Notes*	$ -	$ 3,315,000	$ -	$ 3,315,000
Municipal Bonds*	-	7,390,000	-	7,390,000
Futures Contracts**	1,946,325	-	-	1,946,325
Total	$ 1,946,325	$ 10,705,000	$ -	$ 12,651,325

Large Cap Fund

Assets	Level 1	Level 2	Level 3	Total
Variable Rate Bonds & Notes*	$ -	$ 1,750,000	$ -	$ 1,750,000
Municipal Bonds*	-	10,730,000	-	10,730,000
Futures Contracts**	1,297,905	-	-	1,297,905
Total	$ 1,297,905	$ 12,480,000	$ -	$ 13,777,905

Small & Mid Cap Fund

Assets	Level 1	Level 2	Level 3	Total
Variable Rate Bonds & Notes*	$ -	$ 1,200,000	$ -	$ 1,200,000
Municipal Bonds*	-	17,457,000	-	17,457,000
Futures Contracts**	1,880,325	-	-	1,880,325
Total	$ 1,880,325	$ 18,657,000	$ -	$ 20,537,325

*Please refer to the Portfolio of Investments for industry classifications.

**Includes cumulative unrealized gain at April 30, 2013.

There were no transfers into or out of Level 1 and Level 2 during the current period presented.

It is the Funds’ policy to record transfers into or out of Level 1 and Level 2 at the end of the period.

Toews Funds

Notes to Financial Statements (Continued)

April 30, 2013

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

High Yield Bond Fund
Mortgage Note
Beginning Balance	$ -
Total realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Cost of purchases	1,000,000
Proceeds from sales	-
Net Transfers in/out of level 3	-
Ending balance	$ 1,000,000

There was no change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investment still held at April 30, 2013.

The significant unobservable input used in the fair value measurement of the reporting entity’s Level 3 Mortgage Note Investment is the review of the investment’s interest payments to verify that they continue to be received in a timely fashion.   Cost approximates fair value and the following factors are evaluated:  the credit and interest rate risk of the issuer, lease terms, tenant quality and collateral type and value.  Significant changes in these inputs could result in a significantly lower fair value measurement.

Security Transactions and Investment Income – Investment security transactions are accounted for no later than the first business day after the trade date, except for reporting purposes when trade date is used.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax year (2010-2012) for Emerging Markets Fund and (2011-2012) for Growth Allocation Fund, High Yield Bond Fund, International Developed Markets Fund, Large Cap Fund and Small & Mid Cap Fund, or expected to be taken in the Fund’s 2013 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and Nebraska State.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.  During the period, the Funds did not incur any interest or penalties.  Generally, tax authorities can examine tax returns filed for the last three years.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Toews Funds

Notes to Financial Statements (Continued)

April 30, 2013

Futures – The Funds are subject to equity price risk in the normal course of pursuing its investment objective.  To manage equity price risk, the Fund may enter into futures contracts.  Upon entering into a futures contract with a broker, the Funds are required to deposit in a segregated account a specified amount of cash or U.S. government securities which are classified as deposit with broker in the accompanying Statements of Assets and Liabilities.  Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account.  Periodically, the Funds receive from or pays to the broker a specified amount of cash based upon changes in the variation margin account.  When a contract is closed, the Funds recognize a realized gain or loss.  Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.  With futures contracts, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.  Futures contracts outstanding at period end are listed after the Funds’ portfolio of investments.

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

As of April 30, 2013, the amount of unrealized appreciation (depreciation) and realized gain (loss) on futures contracts subject to equity price risk amounted to the following:

Fund	Statements of Assets and Liabilities Variation Margin and Unrealized Appreciation	Statements of Operations Change in Unrealized Appreciation	Statements of Operations Realized Gain
Emerging Markets Fund	$ -	$ -	$186,165
Growth Allocation Fund	703,459	699,828	1,936,657
International Developed Markets Fund	1,946,325	1,943,351	5,132,124
Large Cap Fund	1,297,905	1,161,147	3,569,275
Small & Mid Cap Fund	1,880,325	1,999,175	5,146,112

Such figures can be found on the Statements of Assets & Liabilities and Statements of Operations.

Dividends and Distributions - The Funds will pay dividends from net investment income, if any, at least annually and will declare and pay distributions from net realized capital gains, if any, annually except for the High Yield Bond which will pay dividends from net investment income, if any, monthly and pay distributions from net realized capital gains, if any, annually.  The amounts of distributions from net investment income and capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, they are charged or credited to paid-in-capital in the period that the difference arises.  All short-term capital gains are included in ordinary income for tax purposes.

Indemnification - The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

NOTE 3. MANAGEMENT FEES AND OTHER RELATED PARTY TRANSACTIONS

The Trust has entered into a management agreement with Toews Corporation (the “Manager”).  The Manager has overall supervisory responsibility for the general management and investment of the Funds and its securities portfolios, subject to the authority of the Board.  The Manager receives a monthly fee payable by the Funds and calculated at an annual rate of 1.25% of the average daily net assets of the Emerging Markets Fund and 1.00% of the average daily net assets of the Growth Allocation, High Yield Bond, International Developed Markets, Large Cap and Small & Mid Cap Funds.

Toews Funds

Notes to Financial Statements (Continued)

April 30, 2013

The Manager has contractually agreed to waive its management fees and/or make payments to limit the Funds’ expenses (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses, such as litigation) at least until August 31, 2013, so that the total annual operating expenses of the Emerging Markets Fund does not exceed 1.50%, and the expenses of the Growth Allocation, High Yield Bond, International Developed Markets, Large Cap and Small & Mid Cap Funds do not exceed 1.25% of average daily net assets.  For the year ended April 30, 2013, the Manager waived the following fees:

Fund

Fees Waived

Emerging Markets Fund

      $60,926

Growth Allocation Fund

        77,584

High Yield Bond Fund

      119,574

International Developed Markets Fund

      122,553

Large Cap Fund

      111,270

Small & Mid Cap Fund

      125,775

Fees waived or expenses reimbursed may be recouped by the Manager from the Funds for a period up to three years from the date the fee or expense was waived or reimbursed.  However, no recoupment payment will be made if it would result in the Funds exceeding the contractual expense limitation described above.  The following table shows the remaining waived expenses subject to potential recovery which expire in:

Fund	April 2014	April 2015	April 2016	Total
Emerging Markets Fund	$162,085	$103,652	$60,926	$326,663
Growth Allocation Fund	61,968	115,912	77,584	255,464
High Yield Bond Fund	78,864	108,112	119,574	306,550
International Developed Markets Fund	69,514	93,037	122,553	285,104
Large Cap Fund	68,982	94,822	111,270	275,074
Small & Mid Cap Fund	73,058	115,559	125,775	314,392

Pursuant to separate servicing agreements with Gemini Fund Services, LLC (“GFS”), the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.  GFS provides a Principal Executive Officer and a Principal Financial Officer to the Funds.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Funds.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Board of Trustees of the Northern Lights Fund Trust has adopted, on behalf of the Fund, a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  During the year ended April 30, 2013, the Funds did not pay distribution related charges pursuant to the Plan.

Trustees –  – Effective April 1, 2013, the Fund pays its pro rata share of a total fee of $27,625 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, the Fund paid its pro rata share of a total fee of $21,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust

Toews Funds

Notes to Financial Statements (Continued)

April 30, 2013

or Advisor. The Fund pays the chairperson of the Audit committee and the Lead Independent Trustee a pro rata share of an additional $2,000 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sales of securities, other than short-term securities, for year ended April 30, 2013, amounted to the following:

Fund

  Purchases

       Sales

Emerging Markets Fund

$    3,068,000

$     2,608,170

Growth Allocation Fund

    18,156,575

      15,916,971

High Yield Bond Fund

  170,375,012

    137,819,842

International Developed Markets Fund

    15,675,050

      14,172,170

Large Cap Fund

    12,095,000

        9,458,200

Small & Mid Cap Fund

    18,130,000

      13,903,130

NOTE 5.  DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the period ended April 30, 2013 was as follows:

The tax character of fund distributions for the period ended April 30, 2012 was as follows:

	Ordinary	Long-Term
	Income	Capital Gain	Total
Emerging Markets Fund	$ 1,050,762	$ 405,811	$ 1,456,573
Growth Allocation Fund	1,845,479	750,584	2,596,063
High Yield Bond Fund	2,138,300	36,615	2,174,915
International Developed Markets Fund	430,312	627,221	1,057,533
Large Cap Fund	446,283	776,218	1,222,501
Small & Mid Cap Fund	1,072,561	1,760,416	2,832,977

As of April 30, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and mark-to-market on open futures contracts.

Toews Funds

Notes to Financial Statements (Continued)

April 30, 2013

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
Emerging Markets Fund	$ 35,964
Growth Allocation Fund	-
High Yield Bond Fund	-
International Developed Markets Fund	161,212
Large Cap Fund	-
Small & Mid Cap Fund	-

At April 30, 2013, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Permanent book and tax differences, primarily attributable to the book/tax treatment of net operating losses, resulted in reclassification for the tax year ended April 30, 2013 for the funds as follows:

NOTE 6.  UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The High Yield Bond Fund currently invests a portion of its assets in the PIMCO High Yield Fund, (the “PIMCO Fund”).  The High Yield Bond Fund may redeem its investment from the PIMCO Fund at any time if the Manager determines that it is in the best interest of the High Yield Bond Fund and its shareholders to do so.  The performance of the High Yield Bond Fund may be directly affected by the performance of the PIMCO Fund.  The financial statements of the PIMCO Fund, including the portfolio of investments, can be found at www.pimco.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the High Yield Bond Fund’s financial statements.  As of April 30, 2013 the percentage of the High Yield Bond Fund’s net assets invested in the PIMCO Fund was 33.33%.

Toews Funds

Notes to Financial Statements (Continued)

April 30, 2013

NOTE 7.  NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

NOTE 8.  SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Northern Lights Fund Trust

and the Shareholders of Toews Hedged Emerging Markets Fund, Toews Hedged Growth Allocation Fund, Toews Hedged High Yield Bond Fund, Toews Hedged International Developed Markets Fund, Toews Hedged Large Cap Fund and Toews Hedged Small & Mid Cap Fund

We have audited the accompanying statements of assets and liabilities of Toews Hedged Emerging Markets Fund, Toews Hedged Growth Allocation Fund, Toews Hedged High Yield Bond Fund, Toews Hedged International Developed Markets Fund, Toews Hedged Large Cap Fund and Toews Hedged Small & Mid Cap Fund (collectively, the Funds), including the portfolios of investments, as of April 30, 2013, and the related statements of operations, statements of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.  The accompanying statements of changes in net assets and financial highlights of Toews Hedged Emerging Markets Fund, Toews Hedged Growth Allocation Fund, Toews Hedged High Yield Bond Fund, Toews Hedged International Developed Markets Fund, Toews Hedged Large Cap Fund and Toews Hedged Small & Mid Cap Fund for the periods ended prior to May 1, 2012 were audited by other auditors whose report dated June 27, 2012 expressed an unqualified opinion on those statements of changes in net assets and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of April 30, 2013, by correspondence with the custodian and others or by other appropriate audit procedures where replies from others were not received.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Toews Hedged Emerging Markets Fund, Toews Hedged Growth Allocation Fund, Toews Hedged High Yield Bond Fund, Toews Hedged International Developed Markets Fund, Toews Hedged Large Cap Fund and Toews Hedged Small & Mid Cap Fund as of April 30, 2013, and the results of their operations, the changes in their net assets, and their financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ McGladrey LLP

Denver, Colorado

July 1, 2013

Toews Funds

Shareholder Expense Example (Unaudited)

As a shareholder of a Fund you incur ongoing costs including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses.  Additionally, you may incur transactional costs in the form of redemption fees.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on $1,000 invested on November 1, 2012 and held until April 30, 2013.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value 11/1/12	Ending Account Value 4/30/13	Expenses Paid During Period*	Beginning Account Value 11/1/12	Ending Account Value 4/30/13	Expenses Paid During Period*	Fund's Annualized Expense Ratio

Emerging Markets Fund	$1,000.00	$1,000.00	$ 7.48	$1,000.00	$1,017.45	$ 7.54	1.50%
Growth Allocation Fund	$1,000.00	$1,107.00	$ 6.57	$1,000.00	$1,018.70	$ 6.29	1.25%
High Yield Bond Fund	$1,000.00	$1,042.10	$ 6.36	$1,000.00	$1,018.70	$ 6.29	1.25%
International Developed Markets Fund	$1,000.00	$1,118.20	$ 6.60	$1,000.00	$1,018.70	$ 6.29	1.25%
Large Cap Fund	$1,000.00	$1,104.40	$ 6.56	$1,000.00	$1,018.70	$ 6.29	1.25%
Small & Mid Cap Fund	$1,000.00	$1,125.80	$ 6.62	$1,000.00	$1,018.70	$ 6.29	1.25%

*Expenses Paid During  are equal to the Funds’ annualized expense ratios of 1.50% and 1.25% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the number of days in the period ending April 30, 2013).

Toews Funds

Change in Accountants (Unaudited)

April 30, 2013

On June 20, 2012, the Audit Committee of Northern Lights Fund Trust ("Committee") appointed and formally engaged McGladrey LLP (“McGladrey”) as the Funds’ independent registered public accounting firm for the fiscal year ending April 30, 2013.  The selection was based on proposals submitted by three firms upon request by the Manager to reduce audit fees.

Tait, Weller & Baker LLP's (“TWB”) reports on the Fund's financial statements for the periods prior to May 1, 2012 did not contain an adverse opinion or a disclaimer of opinion, nor were such reports qualified or modified as to uncertainty, audit scope or accounting principles.

During the periods ended prior to May 1, 2012, there were no disagreements between the Funds and TWB on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of TWB, would have caused it to make reference to the subject matter of the disagreement in its report on the financial statements for such period.

During the periods ended prior to May 1, 2012, there were no reportable events (as defined in Item 304(a)(1)(v) of Regulation S-K).

During the periods ended prior to May 1, 2012, neither the Funds nor anyone on its behalf has consulted with McGladrey regarding; (i) the application of accounting principles to a specified transaction, either completed or proposed; or the type of audit opinion that might be rendered on the Funds’ financial statements, and neither a written report was provided to the Funds nor oral advice was provided that McGladrey concluded was an important factor considered by the Funds in reaching a decision as to any accounting, auditing or financial reporting issue; or (ii) any matter that was the subject of a disagreement (as that term is defined in Item 304 (a)(1)(iv) of Regulation S-K and the related instructions to Item 304 of Regulation S-K) or a reportable event (as that term is defined in Item 304 (a)(1)(v) of Regulation S-K).

TOEWS FUNDS

SUPPLEMENTAL INFORMATION (Unaudited)

April 30, 2013

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day‐to‐day operations of the Fund and execute policies formulated by the Trustees. The address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 unless otherwise noted.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Anthony J. Hertl(1) 1950	Trustee Since 2005	Consultant to small and emerging businesses (since 2000).	97

AdvisorOne Funds (11 portfolios) (2004-2013); Ladenburg Thalmann Alternative Strategies Fund (since June 2010); Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisers Trust (2007- February 2011), Global Real Estate Fund (2008-2011), The World Funds Trust (since 2010) and Northern Lights Variable Trust (since 2006)

Gary W. Lanzen(1) 1954	Trustee Since 2005	President, Orizon Investment Counsel, Inc. (2000-2006); Chief Investment Officer (2000 -2010); Founder and Partner, Orizon Group, Inc. (a financial services company) (2000-2006).	97	AdvisorOne Funds (11 portfolios) (since 2003); Ladenburg Thalmann Alternative Strategies Fund ( 2010-2011); Northern Lights Variable Trust (since 2006)
Mark H. Taylor(1) 1964	Trustee Since 2007	Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Former member of the AICPA Auditing Standards Board, AICPA (2008-2011).	109

Ladenburg Thalmann Alternative Strategies Fund (since 2010); Lifetime Achievement Mutual Fund, Inc.  (LFTAX) (Director and Audit Committee Chairman) (2007-2012); NLFT III (since February 2012); Northern Lights Variable Trust (since 2007)

John V. Palancia 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	109	Northern Lights Variable Trust (since 2011); NLFT III (since February 2012); Ladenburg Thalmann Alternative Strategies Fund (since 2012)

TOEWS FUNDS

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

April 30, 2013

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Michael Miola***(1) 1952	Trustee Since 2005	Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Adviser Services, LLC, CLS Investments, LLC, GemCom, LLC and Northern Lights Compliance Services, LLC (since 2003); Director of Constellation Trust Company (since 2004).	97	AdvisorOne Funds (11 portfolios) (2003-2012); Ladenburg Thalmann Alternative Strategies Fund (since 2010); Northern Lights Variable Trust (since 2006)
Andrew Rogers 80 Arkay Drive Hauppauge, NY 11788 1969	President Since 2006

Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006 - 2012); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); and President and Manager, GemCom LLC (2004 - 2011).

			N/A	N/A
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 1969	Treasurer Since 2006	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, GemCom, LLC (since 2004).	N/A	N/A
James P. Ash 80 Arkay Drive Hauppauge, NY 11788 1976	Secretary Since 2011

Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

			N/A	N/A

TOEWS FUNDS

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

April 30, 2013

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Lynn Bowley 1958	Chief Compliance Officer Since 2007	Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A

* The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

** The term “Fund Complex” includes the Northern Lights Fund Trust (“NLFT”), Northern Lights Fund Trust III (“NLFT III”) and the Northern Lights Variable Trust (“NLVT”).

*** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Fund’s Distributor).

1 Named in May 2, 2013 SEC Order.  See section titled Legal Proceedings in the SAI.

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-558-6397.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-877-558-6397 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-877-558-6397.

INVESTMENT ADVISOR

Toews Corporation

Cornerstone Commerce Center

1201 New Road, Suite 111

Linwood, NJ  08221

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive

Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

 (a) The Registrant’s board of trustees has determined that Anthony J. Hertl and Mark H. Taylor are  audit committee financial experts, as defined in Item 3 of Form N-CSR.  Mr. Hertl and Mr. Taylor are independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2013 - $66,000

2012 - $80,400

(b)

Audit-Related Fees

2013 – None

2012 – None

(c)

Tax Fees

2013 – $12,000

2012 – $18,600

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2013 - None

2012 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2013

2012

Audit-Related Fees:

0.00%

0.00%

Tax Fees:

0.00%

0.00%

All Other Fees:

0.00%

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2013 - $12,000

2012 - $18,600

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/Andrew B. Rogers

       Andrew B. Rogers, President

Date

7/11/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Andrew B. Rogers

        Andrew B. Rogers, President

Date

7/11/13

By (Signature and Title)

/s/Kevin Wolf

       Kevin Wolf, Treasurer

Date

7/11/13